Property, Plant and Equipment, Net (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Subtotal		$ 73,278,653	$ 65,103,416
Construction in progress		492,429	2,393,006
Less: accumulated depreciation		(19,667,470)	(15,659,789)
Property and equipment, net		54,103,612	51,836,633
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal		30,262,851	26,766,432
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal		3,971,202	2,376,165
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[1]	36,719,216	34,006,697
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal		980,823	1,006,032
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 1,344,561	$ 948,090

[1]	A total amount of $9,880,813 machinery was related to the finance lease transaction (see Note 11).